Financing Receivables and Related Allowance for Doubtful Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 4,188	¥ 9,830
Provision	5,579	2,174
Charge-offs	(2,653)	(5,577)
Other deductions		(2,239)	[1]
Allowance for doubtful accounts, ending balance	7,114	4,188
Ending balance: collectively evaluated for impairment	2,706	3,757
Ending balance: individually evaluated for impairment	4,408	431
Financing receivables, Ending balance	490,246	446,812
Ending balance: collectively evaluated for impairment	485,673	446,152
Ending balance: individually evaluated for impairment	4,573	660
Installment receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	1,347	6,107
Provision		785
Charge-offs	(1,144)	(3,306)
Other deductions		(2,239)	[1]
Allowance for doubtful accounts, ending balance	203	1,347
Ending balance: collectively evaluated for impairment	203	1,347
Financing receivables, Ending balance	462	2,120
Ending balance: collectively evaluated for impairment	462	2,120
Credit card receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	2,380	3,327
Provision	1,260	1,303
Charge-offs	(1,496)	(2,250)
Allowance for doubtful accounts, ending balance	2,144	2,380
Ending balance: collectively evaluated for impairment	2,144	2,380
Financing receivables, Ending balance	220,979	194,607
Ending balance: collectively evaluated for impairment	220,979	194,607
Receivables Due to Transfers
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, Ending balance	248,732	240,205
Ending balance: collectively evaluated for impairment	248,732	240,205
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	461	396
Provision	4,319	86
Charge-offs	(13)	(21)
Allowance for doubtful accounts, ending balance	4,767	461
Ending balance: collectively evaluated for impairment	359	30
Ending balance: individually evaluated for impairment	4,408	431
Financing receivables, Ending balance	20,073	9,880
Ending balance: collectively evaluated for impairment	15,500	9,220
Ending balance: individually evaluated for impairment	¥ 4,573	¥ 660

[1]	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.